Summary of Significant Accounting Principles (Policies)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Use of Estimates

(a) Use of Estimates

The preparation of financial statements and the notes to the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from such estimates.

Cash and Cash Equivalents

(b) Cash and Cash Equivalents

Cash and cash equivalents represents cash in banks and highly liquid short-term investments that have maturities of three months or less when acquired to be cash equivalents. These highly liquid short-term investments are both readily convertible to known amounts of cash and so near to their maturity that they present insignificant risk of changes in value because of the changes in interest rates.

Property and Equipment

(c) Property and Equipment

Property and equipment are recorded at cost less accumulated depreciation. Depreciation is computed using the straight-line method over the estimated useful lives of the assets, which are as follows: three to seven years for furniture and office equipment; six to ten years for manufacturing equipment; and the shorter of the remaining lease term or useful life for leasehold improvements. Repairs and maintenance costs are expensed as incurred.

Goodwill

(d) Goodwill

Goodwill represents the excess of purchase price over the fair value of net assets acquired by the Company. Goodwill is not amortized but assessed for impairment on an annual basis or more frequently if impairment indicators exist. The impairment model prescribes a one-step method for determining impairment.

The one-step quantitative test calculates the amount of goodwill impairment as the excess of a reporting unit’s carrying amount over its fair value, not to exceed the total amount of goodwill allocated to the reporting unit. The Company has one reporting unit.

The Company performs its annual goodwill impairment test as of November 30th, or whenever an event or change in circumstances occurs that would require reassessment of the recoverability of goodwill. In performing the evaluation, the Company assesses qualitative factors such as overall financial performance of its reporting unit, anticipated changes in industry and market conditions, including recent tax reform, intellectual property protection, and competitive environments. The Company performed its annual test as of November 30, 2022 and there was no impairment to goodwill based on the analysis.

Concentration of Credit Risk

(e) Concentration of Credit Risk

Financial instruments that potentially subject the Company to significant concentration of credit risk consist primarily of cash and cash equivalents. The Company manages its cash and cash equivalents based on established guidelines relative to diversification and maturities to maintain safety and liquidity.

Research and Development

(f) Research and Development

Research and development costs for the Company’s proprietary products/product candidates are charged to expense as incurred. Research and development expenses consist of internal costs and funds paid to third parties for the provision of services for pre-commercialization and manufacturing scale-up activities, drug development, pre-clinical activities, clinical trials, statistical analysis, report writing and regulatory filing fees and compliance costs. At the end of the reporting period, the Company compares payments made to third-party service providers to the estimated progress toward completion of the research or development project. Such estimates are subject to change as additional information becomes available. Depending on the timing of payments to the service providers and the progress that the Company estimates has been made as a result of the service provided, the Company may record net prepaid or accrued expenses relating to these costs.

Upfront and milestone payments made to third parties who perform research and development services on the Company’s behalf are expensed as services are rendered. Costs incurred in obtaining product technology licenses are charged to research and development expense as acquired in-process research and development (“IPR&D”) if the technology licensed has not reached technological feasibility and has no alternative future use.

Stock-Based Awards

(g) Stock-Based Awards

Share-based compensation included in the consolidated financial statements is based upon the Baudax Bio, Inc. 2019 Equity Incentive Plan (the “2019 Plan”). The plan includes grants of stock options, time-based vesting restricted stock units (“RSUs”) and performance-based RSUs. The Company measures employee stock-based awards at grant-date fair value and recognizes employee compensation expense on a straight-line basis over the vesting period of the award. The Company accounts for forfeitures as they occur.

Determining the appropriate fair value of stock options requires the input of subjective assumptions, including the expected life of the option and expected stock price volatility. The Company uses the Black-Scholes option pricing model to value its stock option awards. The assumptions used in calculating the fair value of stock-based awards represent management’s best estimates and involve inherent uncertainties and the application of management’s judgment. As a result, if factors change and/or management uses different assumptions, stock-based compensation expense could be materially different for future awards.

The expected life of stock options was estimated using the “simplified method,” as the Company has limited historical information to develop reasonable expectations about future exercise patterns and post-vesting employment termination behavior for its stock options grants. The simplified method is based on the average of the vesting tranches and the contractual life of each grant. For stock price volatility, the Company uses an average of its peer group’s volatility in order to estimate future stock price trends. The risk-free interest rate is based on U.S. Treasury notes with a term approximating the expected life of the option. The Company has never declared or paid cash dividends and has no plans to do so in the foreseeable future, therefore the dividend yield is zero.

Income Taxes

(h) Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax basis, operating losses and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in operations in the period that includes the enactment date. A valuation allowance is recorded to the extent it is more likely than not that some portion or all of the deferred tax assets will not be realized. Because of the Company’s history of losses as a standalone entity, a full valuation allowance is recorded against deferred tax assets in all periods presented.

Unrecognized income tax benefits represent income tax positions taken on income tax returns that have not been recognized in the consolidated financial statements. The Company recognizes the benefit of an income tax position only if it is more likely than not (greater than 50%) that the tax position will be sustained upon tax examination, based solely on the technical merits of the tax position. Otherwise, no benefit is recognized. The tax benefits recognized are measured based on the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement. The Company does not anticipate significant changes in the amount of unrecognized income tax benefits over the next year.

Net Loss Per Common Share

(i) Net Income (Loss) Per Common Share

Net loss per common share is computed using the two-class method required due to the participating nature of the Series A Preferred Stock (as defined and discussed in Note 12(b)). Except with respect to voting and conversion, the rights of the holders of the Company’s common stock and the Company’s Series A Preferred Stock are identical. Each class of shares has the same rights to dividends. Although the Preferred Stock are participating securities, such securities do not participate in net losses and therefore do not impact the Company’s net loss per share calculation as of December 31, 2022.

Basic net loss per common share is determined by dividing net loss attributable to common shareholders by the weighted average common shares outstanding during the period. Diluted net loss per common share is determined using the weighted average common shares outstanding during the period plus the weighted average number of shares of common shares that would be issued assuming exercise or conversion of all potentially dilutive instruments. The Company uses income from continuing operations as the control number in determining whether potential common shares are dilutive or antidilutive. The same number of potential common shares used in computing the diluted per-share amount for income from continuing operations is used in computing all other reported diluted per-share amounts even if those amounts will be antidilutive to their respective basic per-share amounts. Outstanding warrants, common stock options and unvested restricted stock units are excluded from the calculation of diluted net loss per share when their effect would be anti-dilutive.

For purposes of calculating basic and diluted loss per common share, the denominator includes the weighted average common shares outstanding, the weighted average common stock equivalents for warrants priced at par value, or $0.01, as the underlying common shares will be issued for little cash consideration and the conditions for the issuance of the underlying common shares are met when such warrants are issued, and, with regard to diluted loss per common share, the number of common stock equivalents if the inclusion of such common stock equivalents would be dilutive.

The following table sets forth the computation of basic and diluted income (loss) per share:

	Year ended December 31,
	2022	2021
Basic and Diluted Income (Loss) Per Share
Net loss from continuing operations	$(20,204)	$(26,254)
Net (loss) income from discontinued operation	$(38,591)	$6,485
Net loss	$(58,795)	$(19,769)

Net loss per share from continuing operations	$(60.93)	$(479.63)
Net (loss) income per share from discontinued operation	$(116.37)	$118.47
Net loss per share of common stock, basic and diluted	$(177.30)	$(361.16)

Weighted average common shares outstanding, basic and diluted	331,615	54,738

(j) Recent Accounting Pronouncements

Recently Adopted Accounting Pronouncements

In August 2020, the FASB issued ASU No. 2020-06, “Debt – Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging – Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity,” or ASU 2020-06. ASU 2020-06 simplifies accounting for convertible instruments by reducing the number of accounting models available for convertible debt instruments. ASU 2020-06 also eliminates the treasury stock method to calculate diluted earnings per share for convertible instruments and requires the use of the if-converted method. ASU 2020-06 is effective for fiscal years beginning after December 15, 2023, including interim periods within those fiscal years and early adoption is permitted in annual reporting periods ending after December 15, 2020. The Company adopted this guidance as of January 1, 2022, using the full retrospective method of adoption. The adoption eliminated the presentation of the beneficial conversion feature on the consolidated statement of operations and had no other material impact to the Company.

In May 2021, the FASB issued ASU No. 2021-04, “Earnings Per Share (Topic 260), Debt – Modifications and Extinguishments (Subtopic 470-50), Compensation – Stock Compensation (Topic 718), and Derivatives and Hedging – Contracts in Entity’s Own Equity (Subtopic 815-40): Issuer’s Accounting for Certain Modifications or Exchanges of Freestanding Equity-Classified Written Call Options,” or ASU 2021-04. ASU 2021-04 clarifies and reduces diversity in an issuer’s accounting for modifications or exchanges of freestanding equity-classified written call options, such as warrants, that remain equity classified after modification or exchange. ASU 2021-04 is effective for fiscal years beginning after December 15, 2021, including interim periods within those fiscal years and early adoption is permitted. The Company adopted this guidance as of January 1, 2022, using the prospective method of adoption. This adoption did not have a material impact to the Company or its disclosures.

In November 2021, the FASB issued ASU No. 2021-10, “Government Assistance (Topic 832): Disclosures by Business Entities about Government Assistance,” or ASU 2021-10. ASU 2021-10 requires entities to provide disclosures on government assistance transactions for annual reporting periods. The disclosures include information around the nature of the transaction, the related accounting policies used to account for the transaction, the effect of the transaction on the entity’s financial statements, and any significant terms and conditions of the agreements, including commitments and contingencies. ASU 2021-10 is effective for fiscal years beginning after December 15, 2021 and early adoption is permitted. The Company adopted this guidance as of January 1, 2022, using the prospective method of adoption. This adoption did not have a material impact to the Company or its disclosures.

Accounting Pronouncements Not Yet Adopted

In June 2016, the FASB issued ASU No. 2016-13, “Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments,” or ASU 2016-13. ASU 2016-13 requires companies to measure credit losses utilizing a methodology that reflects expected credit losses and requires consideration of a range of reasonable information to estimate credit losses on certain types of financial instruments, including trade receivables and available-for-sale debt securities. ASU 2016-13 is effective for fiscal years beginning after December 15, 2022, including those interim periods within those fiscal years. The Company is currently assessing the impact of adopting this standard, but based on a preliminary assessment, does not expect the adoption of this guidance to have a material impact on its consolidated financial statements.

Recent Accounting Pronouncements

(j) Recent Accounting Pronouncements

Recently Adopted Accounting Pronouncements

In August 2020, the FASB issued ASU No. 2020-06, “Debt – Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging – Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity,” or ASU 2020-06. ASU 2020-06 simplifies accounting for convertible instruments by reducing the number of accounting models available for convertible debt instruments. ASU 2020-06 also eliminates the treasury stock method to calculate diluted earnings per share for convertible instruments and requires the use of the if-converted method. ASU 2020-06 is effective for fiscal years beginning after December 15, 2023, including interim periods within those fiscal years and early adoption is permitted in annual reporting periods ending after December 15, 2020. The Company adopted this guidance as of January 1, 2022, using the full retrospective method of adoption. The adoption eliminated the presentation of the beneficial conversion feature on the consolidated statement of operations and had no other material impact to the Company.

In May 2021, the FASB issued ASU No. 2021-04, “Earnings Per Share (Topic 260), Debt – Modifications and Extinguishments (Subtopic 470-50), Compensation – Stock Compensation (Topic 718), and Derivatives and Hedging – Contracts in Entity’s Own Equity (Subtopic 815-40): Issuer’s Accounting for Certain Modifications or Exchanges of Freestanding Equity-Classified Written Call Options,” or ASU 2021-04. ASU 2021-04 clarifies and reduces diversity in an issuer’s accounting for modifications or exchanges of freestanding equity-classified written call options, such as warrants, that remain equity classified after modification or exchange. ASU 2021-04 is effective for fiscal years beginning after December 15, 2021, including interim periods within those fiscal years and early adoption is permitted. The Company adopted this guidance as of January 1, 2022, using the prospective method of adoption. This adoption did not have a material impact to the Company or its disclosures.

In November 2021, the FASB issued ASU No. 2021-10, “Government Assistance (Topic 832): Disclosures by Business Entities about Government Assistance,” or ASU 2021-10. ASU 2021-10 requires entities to provide disclosures on government assistance transactions for annual reporting periods. The disclosures include information around the nature of the transaction, the related accounting policies used to account for the transaction, the effect of the transaction on the entity’s financial statements, and any significant terms and conditions of the agreements, including commitments and contingencies. ASU 2021-10 is effective for fiscal years beginning after December 15, 2021 and early adoption is permitted. The Company adopted this guidance as of January 1, 2022, using the prospective method of adoption. This adoption did not have a material impact to the Company or its disclosures.

Accounting Pronouncements Not Yet Adopted

In June 2016, the FASB issued ASU No. 2016-13, “Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments,” or ASU 2016-13. ASU 2016-13 requires companies to measure credit losses utilizing a methodology that reflects expected credit losses and requires consideration of a range of reasonable information to estimate credit losses on certain types of financial instruments, including trade receivables and available-for-sale debt securities. ASU 2016-13 is effective for fiscal years beginning after December 15, 2022, including those interim periods within those fiscal years. The Company is currently assessing the impact of adopting this standard, but based on a preliminary assessment, does not expect the adoption of this guidance to have a material impact on its consolidated financial statements.